Schedule of related party balances (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Total, net	$ 23,840,231	$ 21,072,515
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	24,415,348	22,096,573
Due to related parties	$ (575,117)	$ (1,024,058)